Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 10,236,235	$ 93,593,186	$ 145,067,965
Less: Cost of revenues	5,630,725	77,941,665	129,026,086
Less: Operating expenses:
Selling and marketing	2,248,912	5,656,184	6,057,161
General and administrative	138,804,958	20,886,621	24,877,728
Allowance for expected credit losses	19,665,470	(222,967)	5,249,448
Research and development	25,180,425	49,873,652	45,476,113
Total operating expenses	185,899,765	76,193,490	81,660,450
Loss from operations	(181,294,255)	(60,541,969)	(65,618,571)
Other (expense)/income:
Interest expense	(3,500,336)	(3,363,106)	(4,122,434)
Foreign exchange gains/(losses), net	183,042	(294,750)	(70,776)
Gain from investment	5,546,204	9,100
Other income, net	99,089	10,037,660	214,459
Total other (expense)/income, net	2,327,999	6,388,904	(3,978,751)
Loss before income taxes	(178,966,256)	(54,153,065)	(69,597,322)
Income tax (expense)/benefit	(2,755,973)	3,941,324	8,126,337
Net loss	(181,722,229)	(50,211,741)	(61,470,985)
Less: Net loss/(income) attributable to non-controlling interest	390,905	(2,327,941)	(7,330,267)
Net loss attributable to owners of the Company	(181,331,324)	(52,539,682)	(68,801,252)
Comprehensive loss:
Net loss	(181,722,229)	(50,211,741)	(61,470,985)
Other comprehensive income/(loss):
Foreign currency translation adjustment	(192,501)	2,204,206	(58,700)
Comprehensive loss	(181,914,730)	(48,007,535)	(61,529,685)
Less: Comprehensive (loss)/income attributable to the non-controlling interest	185,687	(68,475)	(10,084)
Comprehensive loss attributable to owners of the Company	$ (181,729,043)	$ (48,076,010)	$ (61,539,769)
Net loss per ordinary share:
Basic (in Dollars per share)	$ (81.55)	$ (29.76)	$ (49.3)
Diluted (in Dollars per share)	$ (81.55)	$ (29.76)	$ (49.3)
Weighted average number of ordinary shares outstanding: Basic (in Shares)	2,223,447	1,765,374	1,395,447
Weighted average number of ordinary shares outstanding: Diluted (in Shares)	2,223,447	1,765,374	1,395,447